SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

12.    SHAREHOLDERS’ EQUITY

Ordinary Shares

On October 29, 2019, the board of directors approved the re-designation of the authorized share capital of 100,000 ordinary shares to 71,369 Class A ordinary shares and 28,631 Class B ordinary shares. On October 31, 2019, the board of directors approved the increase of authorized share capital of the Class A and Class B ordinary shares to 700,000 and 300,000, respectively. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting and conversion rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to ten votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. On October 31, 2019, the board of directors approved a share split of 1-for-100, pursuant to which the authorized share capital of the Class A and Class B ordinary shares would increase to 70,000,000 and 30,000,000, respectively, with a par value of US$0.01. The registration of the above changes was completed on November 12, 2019 and the ordinary shares have been retrospectively adjusted accordingly.

As of December 31, 2020 and 2021, the Group is authorized to issue 70,000,000 Class A Ordinary shares with US$0.01 par value per share. As of December 31, 2020 and 2021, 9,192,660 and 16,604,402 Class A ordinary shares were issued and outstanding, respectively. As of December 31, 2020 and 2021, the Group is authorized to issue 30,000,000 Class B Ordinary shares with US$0.01 par value per share. As of December 31, 2020 and 2021, 2,863,100 and 2,773,100 Class B ordinary shares were issued and outstanding.

Completion of IPO

On January 30, 2020, the Group completed its IPO on the Nasdaq Stock Exchange. The Group offered 1,333,360 ADSs, representing 1,333,360 Class A ordinary shares at offering price of US$12.00 per ADS (each of ADS represents one Class A ordinary share). The net proceeds to the Group from the IPO, after deducting commissions and offering expenses of approximately RMB35,200 (US$5,395), were RMB 75,460 (or approximately US$ 11,565).

Conversion of convertible loans

On February 17, 2021, the Group issued 54,642 shares for conversion of EMC convertible loan based on the conversion price of $5.12 per share. On June 21, 2021, the Group issued 563,800 shares on June 21, 2021 for HZ convertible loan based on the conversion price ranging from $3.52-$3.55 per share. On December 10, 2021, the Group issued 114,234 shares for the Registered Convertible Debentures based on the conversion price ranging from $1.09-2.16 per share.

12.    SHAREHOLDERS’ EQUITY (CONTINUED)

Shares issued for service

On July 28, 2020, the Group entered into a service agreement with a public relationship (“PR”) firm. Pursuant to the service agreement, the Group is required to pay 70,000 class A ordinary shares for the PR service by the period ended on September 29, 2020. The fair value of the PR service was RMB 2,706 (US$415) determined based on the Group’s share price on July 28, 2020. The Group issued 35,000 Class A ordinary shares for the year ended December 31, 2020 and the remaining 35,000 Class A ordinary share were issued subsequently to December 31, 2020. Since the remaining 35,000 Class A ordinary shares is legally required to be issued by December 31, 2020, the Group included it in the calculation of the number of shares issued and outstanding as of December 31, 2020.

Shares issued for reserve

On July 30, 2020, the Group issued 243,000 Class A ordinary shares held in an escrow account as reserve solely for potential convertible loans conversion. On August 7, 2020, the Group issued 257,000 Class A ordinary shares held in an escrow account as reserve solely for potential convertible loans conversion On March 16, 2021, the Group issued 2,000,000 Class A ordinary shares held in an escrow account as reserve solely for potential convertible loans conversion. On July 23, 2021, the Group issued 1,625,893 Class A ordinary shares held in an escrow account as reserve solely for potential convertible loans conversion. On July 28, 2021, the Group issued 4,230 Class A ordinary shares held in an escrow account as reserve solely for potential convertible loans conversion. The Group then transferred total of 732,676 Class A ordinary shares to the holders of EMC convertible loan, HZ convertible loan and the Registered Convertible Debentures upon conversions. As of December 31, 2021, the Group still had the remaining 3,397,447 Class A ordinary shares held in an escrow account as reserve solely for potential convertible loans conversion.

Private placements

On February 20, 2021, the Group entered into a share purchase agreement with Dr. Chris Chang Yu, under which Dr. Chris Chang Yu purchased 152,100 ordinary shares at the price of US$4.56 per share. The receivable was offset with previous balance due to Dr. Chris Chang Yu.

On February 21, 2021, the Group entered into a share subscription agreement with a third-party Chinese investor, under which the Group issued 387,597 Class A ordinary Shares at price of US$4.80 to the investor for gross proceeds of RMB 12,000 (US$1,883) on February 24, 2021. The Group paid a finder’s fee in the form of 19,174 Class A ordinary shares to a Chinese consultant on March 22, 2021 in connection with this transaction.

On May 12, 2021, the Group entered into a share subscription agreement with a third-party investor, under which the Group issued 238,095 Class A ordinary Shares at price of US$4.2 to the investor for gross proceeds of RMB6,470 (US$1,015).

On June 22, 2021, the Group entered into a share subscription agreement with a third-party investor, under which the Group issued 425,532 Class A ordinary Shares at price of US$3.76 to the investor for gross proceeds of RMB10,353 (US$1,6225). In connection with the transaction, the Group paid a finder’s fee in the form of 21,276 Class A ordinary shares to a Chinese consultant.

On November 15, 2021, the Group closed a public offering of 1,132,111 Class A ordinary Shares at price of US$2.22 to a third-party investor for gross proceeds of RMB 16,041 (US$2,517), after deducting underwriting discount and other offering expenses, net proceeds amounted to RMB13,528 (US$2,123).

12.    SHAREHOLDERS’ EQUITY (CONTINUED)

On September 22, 2021, Dr. Chris Chang Yu executed an Offset Agreement, pursuant to which the exercise price associated with Dr. Chris Chang Yu’s 250,000 ADSs (RMB 6,105 or US$945) was credited against the purchase price of Anpai Shanghai due to Dr. Chris Chang Yu (RMB 8,500 or US$1,334), resulting in a net amount due from the Group to Dr. Chris Chang Yu of (RMB 2,395 or US$376). The Group issued 106,395 ordinary shares at fair market value US$3.49 per share to settle the amount due to Dr. Chris Chang Yu.

Transfer of Class B ordinary shares to Class A ordinary shares

For the year ended December 31, 2021, 90,000 Class B ordinary shares were transferred to Class A ordinary share due to shareholder’s transfer.